Loans Receivable, Net (Schedule of non-accrual loans by category) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount		$ 3,436,406	$ 7,048,495
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	0.70%	1.60%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ (3,612,089)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		(51.20%)
Residential Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount		$ 1,520,485	$ 2,084,870
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	0.30%	0.50%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ (564,385)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		(27.10%)
Commercial Business
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount		$ 122,605	$ 124,458
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	0.00%	0.00%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ (1,853)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		(1.50%)
Commercial Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount		$ 1,474,036	$ 3,564,494
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	0.30%	0.80%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ (2,090,458)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		(58.60%)
Consumer
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount		$ 319,280	$ 1,274,673
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	0.10%	0.30%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ (955,393)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		(75.00%)

[1]	PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES AND LOANS IN PROCESS.